Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Components of Loans Receivable in Consolidated Balance Sheets

The components of loans receivable in the consolidated balance sheets as of December 31, 2015, and December 31, 2014, were as follows:

	December 31, 2015		December 31, 2014
	Amount	Percent	Amount	Percent
Real estate loans:
One-to-four family (closed end) first mortgages	$145,999	26.0%	$150,551	27.6%
Second mortgages (closed end)	1,771	0.3%	2,102	0.4%
Home equity lines of credit	33,644	6.0%	34,238	6.3%
Multi-family	24,725	4.4%	25,991	4.8%
Construction	34,878	6.2%	24,241	4.4%
Land	22,453	4.0%	26,654	4.9%
Farmland	42,246	7.5%	42,874	7.8%
Non-residential real estate	149,711	26.6%	150,596	27.6%

Total mortgage loans	455,427	81.0%	457,247	83.8%
Consumer loans	20,324	3.6%	14,438	2.6%
Commercial loans	86,743	15.4%	74,154	13.6%

Total other loans	107,067	19.0%	88,592	16.2%

Total loans, gross	562,494	100.0%	545,839	100.0%

Deferred loan cost, net of fees	(445)		(286)
Less allowance for loan losses	(5,700)		(6,289)

Total loans	$556,349		$539,264

Loans by Classification Type and Related Allowance Amounts

Loans by classification type and the related valuation allowance amounts at December 31, 2015, were as follows:

		Special	Impaired Loans			Specific Allowance for	Allowance for Loans not
	Pass	Mention	Substandard	Doubtful	Total	Impairment	Impaired
One-to-four family mortgages	$142,729	41	3,229	—	145,999	60	970
Home equity line of credit	33,475	—	169	—	33,644	—	201
Junior lien	1,720	35	16	—	1,771	—	8
Multi-family	21,644	—	3,081	—	24,725	138	89
Construction	34,878	—	—	—	34,878	—	377
Land	11,794	41	10,618	—	22,453	69	1,310
Non-residential real estate	138,865	2,489	8,357	—	149,711	134	1,005
Farmland	41,917	—	329	—	42,246	—	358
Consumer loans	20,123	—	201	—	20,324	49	309
Commercial loans	84,317	352	2,074	—	86,743	180	443

Total	$531,462	2,958	28,074	—	562,494	630	5,070

Loans by classification type and the related valuation allowance amounts at December 31, 2014, were as follows:

		Special	Impaired Loans			Specific Allowance for	Allowance for Loans not
	Pass	Mention	Substandard	Doubtful	Total	Impairment	Impaired
One-to-four family mortgages	$146,129	203	4,219	—	150,551	51	1,147
Home equity line of credit	33,481	—	757	—	34,238	—	181
Junior lien	2,025	40	37	—	2,102	—	14
Multi-family	20,066	2,904	3,021	—	25,991	—	85
Construction	24,241	—	—	—	24,241	—	146
Land	15,328	362	10,964	—	26,654	663	460
Non-residential real estate	131,854	5,492	13,250	—	150,596	738	1,345
Farmland	40,121	516	2,237	—	42,874	—	461
Consumer loans	14,118	21	299	—	14,438	62	432
Commercial loans	71,246	325	2,583	—	74,154	—	504

Total	$498,609	9,863	37,367	—	545,839	1,514	4,775

Impaired Loans by Classification Type

Impaired loans by classification type and the related valuation allowance amounts at December 31, 2015, were as follows:

	At December 31, 2015			For the year ended December 31, 2015
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans with no specific allowance
One-to-four family mortgages	$2,526	2,526	—	2,389	80
Home equity line of credit	169	169	—	457	7
Junior liens	16	16	—	17	1
Multi-family	2,128	2,128	—	2,797	126
Construction	—	—	—	—	—
Land	10,038	10,998	—	8,520	671
Non-residential real estate	7,640	7,640	—	283	404
Farmland	329	329	—	7,774	19
Consumer loans	5	5	—	3	—
Commercial loans	1,274	1,274	—	1,599	73

Total	24,125	25,085	—	23,839	1,381

Impaired loans with a specific allowance
One-to-four family mortgages	$703	703	60	709	40
Home equity line of credit	—	—	—	—	—
Junior liens	—	—	—	—	—
Multi-family	953	953	138	318	17
Construction	—	—	—	—	—
Land	580	580	69	1,707	46
Non-residential real estate	717	717	134	836	28
Farmland	—	—	—	—	—
Consumer loans	196	196	49	194	—
Commercial loans	800	800	180	514	15

Total	3,949	3,949	630	4,278	146

Total impaired loans	$28,074	29,034	630	28,117	1,527

Impaired loans by classification type and the related valuation allowance amounts at December 31, 2014, were as follows:

	At December 31, 2014			For the year ended December 31, 2014
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans with no specific allowance
One-to-four family mortgages	$3,501	3,501	—	2,972	176
Home equity line of credit	757	757	—	690	35
Junior liens	37	37	—	39	2
Multi-family	3,021	3,021	—	1,342	190
Construction	—	—	—	29	—
Land	7,740	7,740	—	8,978	339
Non-residential real estate	12,057	12,057	—	8,672	669
Farmland	2,237	2,237	—	3,968	125
Consumer loans	51	51	—	36	3
Commercial loans	2,583	2,583	—	2,246	154

Total	31,984	31,984	—	28,972	1,693

Impaired loans with a specific allowance
One-to-four family mortgages	$718	718	51	1,434	44
Home equity line of credit	—	—	—	—	—
Junior liens	—	—	—	—	—
Multi-family	—	—	—	—	—
Construction	—	—	—	—	—
Land	3,224	4,737	663	3,418	160
Non-residential real estate	1,193	1,258	738	3,617	69
Farmland	—	—	—	619	—
Consumer loans	248	248	62	355	—
Commercial loans	—	—	—	100	—

Total	5,383	6,961	1,514	9,543	273

Total impaired loans	$37,367	38,945	1,514	38,515	1,966

Allowance for Loan Losses and Recorded Investment in Loans by Portfolio Segment and Impairment Method

The following table presents the balance in the allowance for loan losses and the recorded investment in loans as of December 31, 2015, and December 31, 2014, by portfolio segment and based on the impairment method as of December 31, 2015, and December 31, 2014.

	Commercial	Land Development / Construction	Commercial Real Estate	Residential Real Estate	Consumer	Total
December 31, 2015:
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$180	69	272	60	49	630
Collectively evaluated for impairment	443	1,687	1,452	1,179	309	5,070

Total ending allowance balance	$623	1,756	1,724	1,239	358	5,700

Loans:
Loans individually evaluated for impairment	$2,074	10,618	11,767	3,414	201	28,074
Loans collectively evaluated for impairment	84,669	46,713	204,915	178,000	20,123	534,420

Total ending loans balance	$86,743	57,331	216,682	181,414	20,324	562,494

	Commercial	Land Development / Construction	Commercial Real Estate	Residential Real Estate	Consumer	Total
December 31, 2014:
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$—	663	738	51	62	1,514
Collectively evaluated for impairment	504	606	1,891	1,342	432	4,775

Total ending allowance balance	$504	1,269	2,629	1,393	494	6,289

Loans:
Loans individually evaluated for impairment	$2,583	10,964	18,508	5,013	299	37,367
Loans collectively evaluated for impairment	71,571	39,931	200,953	181,878	14,139	508,472

Total ending loans balance	$74,154	50,895	219,461	186,891	14,438	545,839

Allowance for Loan Loss Account by Loan

The following table provides a detail of the Company’s activity in the allowance for loan loss account allocated by loan type for the year ended December 31, 2015:

	Balance 12/31/2014	Charge off 2015	Recovery 2015	General Provision 2015	Specific Provision 2015	Ending Balance 12/31/2015
One-to-four family mortgages	$1,198	(143)	39	(176)	112	1,030
Home equity line of credit	181	(92)	10	20	82	201
Junior liens	14	—	4	(6)	(4)	8
Multi-family	85	—	—	4	138	227
Construction	146	—	—	231	—	377
Land	1,123	(911)	—	850	317	1,379
Non-residential real estate	2,083	(222)	2	(944)	220	1,139
Farmland	461	—	—	500	(603)	358
Consumer loans	494	(298)	118	(123)	167	358
Commercial loans	504	(201)	54	(61)	327	623

	$6,289	(1,867)	227	295	756	5,700

The following table provides a detail of the Company’s activity in the allowance for loan loss account allocated by loan type for the year ended December 30, 2014:

	Balance 12/31/2013	Charge off 2014	Recovery 2014	General Provision 2014	Specific Provision 2014	Ending Balance 12/31/2014
One-to-four family mortgages	$2,048	(233)	24	(304)	(337)	1,198
Home equity line of credit	218	(83)	3	(37)	80	181
Junior liens	39	—	9	(25)	(9)	14
Multi-family	466	—	—	(381)	—	85
Construction	88	(139)	9	58	130	146
Land	1,305	—	—	(74)	(108)	1,123
Non-residential real estate	2,719	(66)	864	(1,368)	(66)	2,083
Farmland	510	—	—	542	(591)	461
Consumer loans	541	(415)	109	(13)	272	494
Commercial loans	748	(296)	94	(244)	202	504

	$8,682	(1,232)	1,112	(1,846)	(427)	6,289

Non-accrual Loans

For the years ended December 31, 2015, and December 31, 2014, the components of the Company’s balances of non-accrual loans are as follows:

	12/31/2015	12/31/2014
One-to-four family first mortgages	$2,234	1,501
Home equity lines of credit	48	—
Junior liens	—	—
Multi-family	1,968	95
Land	1,553	215
Non-residential real estate	247	1,159
Farmland	166	115
Consumer loans	8	—
Commercial loans	1,198	90

Total non-accrual loans	$7,422	3,175

Loan Balances by Loan Classification Allocated Between Past Due Performing and Non-performing

The table below presents loan balances at December 31, 2015, by loan classification allocated between past due, classified, performing and non-performing:

	Currently Performing	30 - 89 Days Past Due	Non-accrual Loans	Special Mention	Impaired Loans
					Currently Performing
					Substandard	Doubtful	Total
One-to-four family mortgages	$142,058	671	2,234	41	995	—	$145,999
Home equity line of credit	33,396	79	48	—	121	—	33,644
Junior liens	1,720	—	—	35	16	—	1,771
Multi-family	21,638	6	1,968	—	1,113	—	24,725
Construction	34,878	—	—	—	—	—	34,878
Land	11,047	747	1,553	41	9,065	—	22,453
Non-residential real estate	138,637	228	247	2,489	8,110	—	149,711
Farmland	41,853	64	166	—	163	—	42,246
Consumer loans	20,108	15	8	—	193	—	20,324
Commercial loans	84,272	45	1,198	352	876	—	86,743

Total	$529,607	1,855	7,422	2,958	20,652	—	562,494

The table below presents loan balances at December 31, 2014, by loan classification allocated between performing and non-performing:

	Currently Performing	30—89 Days Past Due	Non-accrual Loans	Special Mention	Impaired Loans
					Currently Performing
					Substandard	Doubtful	Total
One-to-four family mortgages	$145,372	757	1,501	203	2,718	—	150,551
Home equity line of credit	33,338	143	—	—	757	—	34,238
Junior liens	2,025	—	—	40	37	—	2,102
Multi-family	20,066	—	95	2,904	2,926	—	25,991
Construction	24,241	—	—	—	—	—	24,241
Land	14,674	654	215	362	10,749	—	26,654
Non-residential real estate	131,854	—	1,159	5,492	12,091	—	150,596
Farmland	40,057	64	115	516	2,122	—	42,874
Consumer loans	14,104	14	—	21	299	—	14,438
Commercial loans	71,191	55	90	325	2,493	—	74,154

Total	$496,922	1,687	3,175	9,863	34,192	—	545,839

Summary of the Activity in Loans Classified as TDRs

A summary of the activity in loans classified as TDRs for the twelve month period ended December 31, 2015, is as follows:

	Balance at	New	Loss or	Transferred to	Loan	Balance at
	12/31/14	TDR	Foreclosure	Non-accrual	Amortization	12/31/15
Non-residential real estate	$3,284	2,265	—	—	(13)	$5,536

Total performing TDR	$3,284	2,265	—	—	(13)	$5,536

A summary of the activity in loans classified as TDRs for the year ended December 31, 2014, is as follows:

	Balance at	New	Loss or	Transferred to	Removed from (Taken to)	Balance at
	12/31/13	TDR	Foreclosure	Held For Sale	Non-accrual	12/31/14
Non-residential real estate	$—	10,271	—	(6,987)	—	3,284

Total performing TDR	$—	10,271	—	(6,987)	—	$3,284

Summary of Loans to Officers, Directors and Their Affiliates

The following summarizes activity of loans to officers and directors and their affiliates for the years ended December 31, 2015, and December 31, 2014:

	2015	2014
Balance at beginning of period	4,022	4,800
New loans	682	669
Principal repayments	(860)	(1,447)

Balance at end of period	3,844	4,022